UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson, Treasurer

800 Nicollet Mall, BC-MN-H04H

Minneapolis, MN 55402

(Name and address of agent for service)

(800) 677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

2016 Semiannual Report

MOUNT VERNON SECURITIES LENDING TRUST

Prime
Portfolio

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report

HOLDINGS SUMMARY
Portfolio Allocation as of June 30, 2016[1] (% of net assets)

Certificates of Deposit	28.9%
Asset Backed Commercial Paper	15.4
Financial Company Commercial Paper	13.3
Variable Rate Demand Notes	11.6
Other Repurchase Agreements	9.3
U.S. Government Agency Repurchase Agreements	6.7
Non-Financial Commercial Paper	6.5
Investment Companies	3.8
Other Instruments	3.6
U.S. Treasury Repurchase Agreements	1.8
Other Assets and Liabilities, Net [2]	(0.9)
100.0%

[1]Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]Investments in securities typically comprise substantially all of the portfolio’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as portfolio expenses incurred but not yet paid.

EXPENSE EXAMPLE

As a shareholder of the Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Example
	Beginning Account Value (01/01/2016)	Ending Account Value (06/30/2016)	Expenses Paid During Period[3] (01/01/2016 to 06/30/2016)

Actual[4]	$1,000.00	$1,002.60	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,024.76	$0.10

3Expenses are equal to the portfolio’s annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4Based on the actual return for the six-month period ended June 30, 2016 of 0.26%.

MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 1

Schedule of Investments June 30, 2016 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 28.9%
Banco del Estado de Chile/NY
0.660%, 08/31/2016 Δ	$25,000	$25,000
0.720%, 08/31/2016 Δ	50,000	50,000
0.550%, 09/01/2016	50,000	50,000
Bank of Montreal/Chicago
0.698%, 07/21/2016 Δ	35,000	35,000
0.693%, 07/25/2016 Δ	20,000	20,000
Bank of Nova Scotia/Houston
0.813%, 07/06/2016 Δ	32,000	32,001
0.800%, 08/31/2016 Δ	50,000	50,000
0.810%, 08/31/2016 Δ	75,000	75,000
BNP Paribas/Chicago
0.757%, 09/01/2016 Δ	60,000	60,000
Canadian Imperial Bank of Commerce/NY
0.370%, 07/08/2016	60,000	60,000
0.760%, 08/31/2016 Δ	60,000	60,000
0.730%, 09/16/2016 Δ	45,750	45,750
Citibank
0.580%, 07/13/2016	60,000	60,000
Credit Agricole Corporate & Investment Bank/NY
0.557%, 07/08/2016 Δ	50,000	50,000
0.640%, 08/02/2016	14,000	14,002
0.560%, 09/01/2016	50,000	50,000
Credit Suisse/NY
0.650%, 09/01/2016	60,000	60,000
0.807%, 09/01/2016 Δ	60,000	60,000
Dnb NOR Bank ASA/NY
0.760%, 08/31/2016 Δ	60,000	60,000
DZ Bank/NY
0.550%, 07/11/2016	45,000	45,000
HSBC Bank USA
0.747%, 09/01/2016 Δ	50,000	50,000
Lloyds Bank PLC/NY
0.797%, 08/31/2016 Δ	60,000	60,000
Mitsubishi UFJ Trust & Banking Corp/NY
0.810%, 08/31/2016 Δ	60,000	60,000
Nordea Bank Finland PLC/NY
0.667%, 08/12/2016 Δ	25,000	25,000
Rabobank Nederland NV/NY
0.797%, 08/11/2016 Δ	18,000	18,004
0.780%, 08/31/2016 Δ	50,000	50,000
Royal Bank of Canada/NY
0.789%, 11/03/2016 Δ	58,500	58,500
Skandinaviska Enskilda Banken AB/NY
0.770%, 08/31/2016 Δ	60,000	60,000
Sumitomo Mitsui Banking Corp/NY
0.678%, 08/19/2016 Δ	40,000	40,000
0.720%, 08/31/2016 Δ	30,000	30,000
Swedbank/NY
0.400%, 07/06/2016	100,000	100,000
Toronto-Dominion Bank/NY
0.750%, 08/08/2016	5,000	5,001
0.717%, 08/12/2016 Δ	100,000	100,006

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 2

Schedule of Investments June 30, 2016 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio
DESCRIPTION	PAR	VALUE >
UBS AG Stamford, Connecticut
0.890%, 07/05/2016	$7,400	$7,400
Wells Fargo Bank
0.803%, 08/26/2016 Δ	30,000	30,004
Westpac Banking Corp/NY
0.617%, 07/01/2016 Δ	58,000	58,000
Total Certificates of Deposit
(Cost $1,713,668)		1,713,668

Asset Backed Commercial Paper ■ - 15.4%
Atlantic Asset Securitization Corp
0.520%, 07/18/2016¤	20,000	19,995
0.500%, 08/17/2016¤	50,000	49,967
Barton Capital LLC
0.350%, 07/01/2016¤	12,916	12,916
0.602%, 09/15/2016 Δ	60,000	60,000
Fairway Finance Corp
0.400%, 07/15/2016¤	30,000	29,995
Gotham Funding Corp
0.450%, 07/05/2016¤	25,000	24,999
0.400%, 07/08/2016¤	50,000	49,996
0.450%, 07/12/2016¤	20,000	19,997
0.460%, 07/20/2016¤	20,000	19,995
Jupiter Securitization Company LLC
0.678%, 07/20/2016 Δ	10,000	10,000
Kells Funding LLC
0.420%, 07/08/2016¤	50,000	49,996
0.611%, 08/23/2016¤	47,500	47,457
Liberty Street Funding LLC
0.300%, 07/01/2016¤	34,000	34,000
0.581%, 07/12/2016¤	25,000	24,996
Manhattan Asset Funding Co
0.470%, 07/20/2016¤	75,000	74,981
0.733%, 09/01/2016 Δ	60,000	60,000
Nieuw Amsterdam Receivables Corp
0.500%, 07/07/2016¤	30,000	29,997
0.420%, 07/14/2016¤	25,000	24,996
0.450%, 07/20/2016¤	17,588	17,584
0.490%, 08/18/2016¤	38,950	38,925
Old Line Funding LLC
0.754%, 08/31/2016 Δ	75,000	75,000
0.677%, 09/01/2016 Δ	15,000	15,000
Thunder Bay Funding LLC
0.797%, 07/14/2016 Δ	45,000	45,006
0.627%, 09/01/2016 Δ	40,000	40,000
0.677%, 09/01/2016 Δ	40,000	40,000
Total Asset Backed Commercial Paper
(Cost $915,798)		915,798

Financial Company Commercial Paper ■ - 13.3%
ANZ New Zealand Int’l/London
0.617%, 09/01/2016 Δ	75,000	75,000
0.767%, 09/01/2016 Δ	75,000	75,000

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 3

Schedule of Investments June 30, 2016 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio
DESCRIPTION	PAR	VALUE >
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.430%, 07/13/2016¤	$20,000	$19,997
0.530%, 08/08/2016¤	60,000	59,966
CDP Financial Inc
0.420%, 07/15/2016¤	28,700	28,695
Commonwealth Bank of Australia
0.656%, 07/01/2016 Δ	18,000	18,000
Credit Suisse/NY
0.470%, 07/08/2016¤	7,240	7,239
HSBC Bank PLC
0.748%, 09/16/2016 Δ	50,000	50,000
ING Funding LLC
0.641%, 09/01/2016¤	40,000	39,956
Macquarie Bank LTD
0.611%, 07/15/2016¤	30,000	29,993
0.540%, 08/17/2016¤	25,000	24,982
0.638%, 09/01/2016¤	89,800	89,702
National Rural Utilities
0.400%, 07/11/2016¤	25,000	24,997
0.400%, 07/13/2016¤	50,000	49,993
PSP Capital Inc
0.400%, 07/28/2016¤	38,000	37,989
Rabobank Nederland NV/NY
0.300%, 07/01/2016¤	15,000	15,000
Suncorp Metway LTD
0.671%, 07/07/2016¤	35,000	34,996
0.651%, 07/14/2016¤	10,000	9,998
0.752%, 08/08/2016¤	15,000	14,988
0.591%, 08/24/2016¤	8,000	7,993
0.924%, 08/31/2016¤	45,000	44,930
0.678%, 09/01/2016¤	30,000	29,965
Total Financial Company Commercial Paper
(Cost $789,379)		789,379

Variable Rate Demand Notes Δ - 11.6%
ABAG Finance Authority For Nonprofit Corporations, Sharp HealthCare, Series 2009C (LOC: Citibank)
0.390%, 08/01/2035	45,000	45,000
Arizona Health Facilities Authority, Banner Health, Series 2015C (LOC: Bank of America)
0.470%, 01/01/2046	31,000	31,000
City of Brodhead, Wisconsin, Stroughton Trailers, Inc Project, Series 2000 (AMT) (LOC: JPMorgan Chase & Co)
0.530%, 08/01/2020	6,800	6,800
Clark County, Nevada Airport System, Series 2008B-2 (AMT) (LOC: State Street Bank & Trust Co)
0.420%, 07/01/2022	24,730	24,730
Clark County, Nevada Airport System, Series 2008C-3 (AMT) (LOC: Sumitomo Mitsui Banking Corp)
0.420%, 07/01/2029	31,225	31,225
Clark County, Nevada Airport System, Series 2008D-3 (LOC: Bank of America)
0.410%, 07/01/2029	56,085	56,085

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 4

Schedule of Investments June 30, 2016 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio
DESCRIPTION	PAR	VALUE >
County of Riverside Asset Leasing Corporation, Southwest Justice Center Refunding, Series 2008A (LOC: Wells Fargo Bank)
0.430%, 11/01/2032	$36,915	$36,915
County of Sacramento Special Facilities Airport, The Cessna Aircraft Company Project, Series 1998 (AMT) (LOC: Bank of America)
0.450%, 11/01/2028	8,800	8,800
Economic Development Authority of the City of Newport News, Virginia, Newport News Shipbuilding Project, Series B (LOC: JPMorgan Chase Bank)
0.450%, 07/01/2031	11,855	11,855
Halifax Hospital Medical Center, Series 2008 (LOC: JPMorgan Chase Bank)
0.450%, 06/01/2048	27,040	27,040
Illinois Health Facilities Authority, Herman M. Finch University of Health Sciences/The Chicago Medical School, Series 2003 (LOC: JPMorgan Chase Bank)
0.460%, 11/01/2032	24,200	24,200
Indiana Finance Authority, Indiana University Health Obligated Group, Series 2011A (LOC: Northern Trust Company)
0.410%, 03/01/2033	23,500	23,500
Louisville/Jefferson County Metro Government Health System, Norton Healthcare, Inc., Series 2011A (LOC: JPMorgan Chase Bank)
0.420%, 10/01/2039	15,600	15,600
Lowell, Arkansas Industrial Development Revenue, Arkansas Democrat-Gazette Project (AMT) (LOC: JPMorgan Chase Bank)
0.500%, 10/01/2036	3,830	3,830
Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Issue, Series 2009B (LOC: Bank of America)
0.410%, 07/01/2043	22,450	22,450
Metropolitan Washington Airports Authority, Series 2010C (AMT) (LOC:Sumitomo Mitsui Banking Corp)
0.430%, 10/01/2033	34,525	34,525
New Hampshire Health and Educational Facilities Authority, New Hampshire Higher Educational Loan Corporation Issue, Series 2001A (LOC: Royal Bank of Canada)
0.430%, 12/01/2032	8,937	8,937
New York State Housing Finance Agency, Series 2013A (LOC: Wells Fargo Bank)
0.460%, 11/01/2047	24,000	24,000
New York State Housing Finance Agency, Series L (LOC: Bank of America)
0.400%, 09/15/2021	14,595	14,595
New York State Housing Finance Agency, Series M-1 (LOC: Bank of America)
0.400%, 09/15/2021	30,995	30,995
Oneida County Industrial Development Agency, Champion Home Builders Co. Facility, Series 199 (AMT) (LOC: Wells Fargo Bank)
0.510%, 06/01/2029	6,820	6,820
Port of Seattle, Series 2008 (AMT) (LOC: Bank of Tokyo-Mitsubishi)
0.420%, 07/01/2033	19,205	19,205
South Carolina Jobs - Economic Development Authority, Bon Secours Health System, Inc, Series 2008A (LOC: JPMorgan Chase Bank)
0.460%, 11/01/2042	15,240	15,240
State of California, General Obligation Bonds, Series 2003C-1 (LOC: Bank of America)
0.390%, 05/01/2033	41,350	41,350
State of Illinois, Series 2003B-6 (LOC: Northern Trust Company)
0.450%, 10/01/2033	18,000	18,000

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 5

Schedule of Investments June 30, 2016 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio
DESCRIPTION	PAR	VALUE >
Sunshine State Governmental Financing Commission, Miami-Dade County Program, Series 2010B (LOC: Bank of New York Mellon)
0.390%, 09/01/2035	$23,100	$23,100
The Board of Trustees of the University of Illinois, Series 2008 (LOC: JPMorgan Chase Bank)
0.460%, 01/15/2022	17,810	17,810
The Board of Trustees of the University of Illinois, Series 2014C (LOC: Northern Trust Company)
0.420%, 04/01/2044	10,265	10,265
The Calhoun County Navigation District, Formosa Plastics Corporation, Texas Project, Series 2002 (AMT) (LOC: Citibank)
0.450%, 09/01/2032	10,000	10,000
The Calhoun County Navigation District, Formosa Plastics Corporation, Texas Project, Series 2004 (AMT) (LOC: Citibank)
0.450%, 05/01/2034	13,600	13,600
The Industrial Development Authority of The County of Maricopa, Redman Homes, Inc. Project, Series 1999 (AMT) (LOC: Wells Fargo Bank)
0.480%, 04/01/2029	5,610	5,610
The Smithsonian Institute (LOC: Northern Trust Company)
0.450%, 09/01/2018	22,500	22,500
Total Variable Rate Demand Notes
(Cost $685,582)		685,582

Non-Financial Company Commercial Paper - 6.5%
Exxon Mobil
0.420%, 08/03/2016¤	75,000	74,971
NetJets Inc
0.370%, 07/05/2016¤■	32,000	31,999
Novartis Finance Corp
0.430%, 07/19/2016¤■	40,000	39,991
0.460%, 07/28/2016¤■	12,400	12,396
Paccar Financial Corp
0.450%, 07/11/2016¤	35,000	34,996
Statoil ASA
0.300%, 07/05/2016¤	43,000	42,999
Total Capital SA
0.310%, 07/01/2016¤	50,000	50,000
Toyota Motor Credit Corp
0.685%, 07/01/2016 Δ	30,000	30,000
0.695%, 08/31/2016 Δ	65,000	65,000
Total Non-Financial Company Commercial Paper
(Cost $382,352)		382,352

Other Instruments - 3.6%
JP Morgan Chase Bank
0.835%, 10/21/2016 Δ	25,000	24,997
Macquarie Bank LTD
2.000%, 08/15/2016 ■	1,000	1,001
Svenska Handelsbanken AB
0.889%, 12/02/2016 Δ	54,250	54,249
Wells Fargo & Co
1.164%, 07/20/2016 Δ	30,000	30,011
Wells Fargo Bank
0.698%, 08/19/2016 Δ	47,000	47,000

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 6

Schedule of Investments June 30, 2016 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio
DESCRIPTION	PAR	VALUE >
Westpac Banking Corp
0.963%, 12/01/2016 Δ ■	$53,250	$53,250
Total Other Instruments
(Cost $210,508)		210,508

Investment Companies Ω - 3.8%	SHARES
Dreyfus Institutional Cash Advantage Fund, 0.402%	55,000,000	55,000
DWS Government Money Market Series Fund, 0.320%	55,000,000	55,000
Goldman Sachs Financial Square Money Market Fund, 0.431%	57,221,662	57,222
JPMorgan Prime Money Market Fund, 0.411%	58,324,573	58,325
Total Investment Companies
(Cost $225,547)		225,547

U.S. Government Agency Repurchase Agreements - 6.7%	PAR
BNP Paribas Securities Corp
0.400%, dated 06/30/2016, matures 07/01/2016, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,733)	$100,000	100,000
Societe Generale/New York Branch
0.420%, dated 06/30/2016, matures 07/01/2016, repurchase price $300,004 (collateralized by various government agency obligations: Total market value $306,000)	300,000	300,000
Total U.S. Government Agency Repurchase Agreements
(Cost $400,000)		400,000

U.S. Treasury Repurchase Agreements - 1.8%
BNP Paribas Securities Corp
0.380%, dated 06/30/2016, matures 07/01/2016, repurchase price $27,500 (collateralized by U.S. Treasury obligations: Total market value $28,050)	27,500	27,500
Federal Reserve Bank of New York
0.250%, dated 06/30/2016, matures 07/01/2016, repurchase price $80,001(collateralized by U.S. Treasury obligations: Total market value $80,001)	80,000	80,000
Total U.S. Treasury Repurchase Agreements
(Cost $107,500)		107,500

Other Repurchase Agreements - 9.3%
BNP Paribas Securities Corp
0.560%, dated 06/30/2016, matures 07/01/2016, repurchase price $115,002 (collateralized by various securities: Total market value $120,750)	115,000	115,000
0.580%, dated 06/30/2016, matures 08/04/2016, repurchase price $60,034 (collateralized by various securities: Total market value $63,000) ∞	60,000	60,000
HSBC Securities (USA) Inc
0.380%, dated 06/30/2016, matures 07/01/2016, repurchase price $104,001 (collateralized by various securities: Total market value $109,200)	104,000	104,000
ING Financial Markets LLC
0.380%, dated 06/30/2016, matures 07/01/2016, repurchase price $110,001 (collateralized by various securities: Total market value $115,507)	110,000	110,000
JP Morgan Securities LLC
0.600%, dated 06/30/2016, matures 08/04/2016, repurchase price $100,058 (collateralized by various securities: Total market value $105,000) ∞	100,000	100,000

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 7

Schedule of Investments June 30, 2016 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio
DESCRIPTION	PAR	VALUE >
Merrill Lynch, Pierce, Fenner & Smith Inc
0.530%, dated 10/29/2015, matures 08/04/2016, repurchase price $60,248 (collateralized by various securities: Total market value $63,000) ∞	$60,000	$60,000
Total Other Repurchase Agreements
(Cost $549,000)		549,000

Total Investments ▲ - 100.9%
(Cost $5,979,334)		5,979,334
Other Assets and Liabilities, Net - (0.9)%		(50,847)
Total Net Assets - 100.0%		$5,928,487

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2016.

¤	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of June 30, 2016, the value of these investments was $1,843,815 or 31.1% of total net assets.

Ω	The rate shown is the annualized seven-day effective yield as of June 30, 2016.

∞	Security considered illiquid. As of June 30, 2016, the value of these investments was $220,000 or 3.7% of total net assets.

▲	On June 30, 2016, the cost of investments for federal income tax purposes was approximately $5,979,334. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, are both $0.

AMT - Alternative Minimum Tax. As of June 30, 2016, the total value of securities subject to AMT was $165,145 or 2.8% of total net assets.

LOC - Letter of Credit

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 8

Statement of ASSETS AND LIABILITIES June 30, 2016 (unaudited), all dollars and shares rounded to thousands (000), except per share data

Prime Portfolio
ASSETS:
Investments in securities, at cost and value (note 2)	$4,922,834
Repurchase agreements, at cost and value (note 2)	1,056,500
Receivable for interest	2,094
Total assets	$5,981,428
LIABILITIES:
Dividends payable	2,834
Payable for investment securities purchased	49,996
Payable to affiliates (note 3)	111
Total liabilities	52,941
Net assets	$5,928,487
COMPOSITION OF NET ASSETS:
Portfolio capital	5,929,324
Distributions in excess of net investment income	(142)
Accumulated net realized loss on investments (note 2)	(695)
Net assets	$5,928,487
Shares issued and outstanding ($0.01 par value - unlimited shares authorized)	5,928,470
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST	2016 Semiannual Report	9

Statement of OPERATIONS For the six-month period ended June 30, 2016 (unaudited), all dollars are rounded to thousands (000)

Prime Portfolio
INVESTMENT INCOME:
Interest income	$15,634
Total investment income	15,634
EXPENSES (note 3):
Administration fees	585
Total expenses	585
Investment income - net	15,049
Net realized gain on investments	4,660
Net increase in net assets resulting from operations	$19,709

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST	2016 Semiannual Report 10

Statements of CHANGES IN NET ASSETS all dollars are rounded to thousands (000)

		Prime Portfolio
	Six-Month Period Ended 06/30/2016	Year Ended 12/31/2015
OPERATIONS:
Investment income - net	$15,049	$12,203
Net realized gain on investments	4,660	15
Net increase in net assets resulting from operations	19,709	12,218
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net	(15,049)	(12,093)
Total distributions	(15,049)	(12,093)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Proceeds from sales	25,296,257	43,166,970
Payments for redemptions	(23,583,387)	(43,448,284)
Increase (decrease) in net assets from capital share transactions	1,712,870	(281,314)
Total increase (decrease) in net assets	1,717,530	(281,189)
Net assets at beginning of the period	4,210,957	4,492,146
Net assets at end of the period	$5,928,487	$4,210,957
Distributions in excess of net investment income	$(10)	$(142)

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST	2016 Semiannual Report 11

FINANCIAL HIGHLIGHTS For a share outstanding throughout the indicated periods

						Prime Portfolio
	Six-Month Period Ended 06/30/2016 (unaudited)[1]	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	—[2]	—[2]	—[2]	—[2]	—[2]	—[2]
Distributions from net investment income	—[2]	—[2]	—[2]	—[2]	—[2]	—[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
RATIOS/SUPPLEMENTAL DATA:
Total return	0.26%	0.24%	0.18%	0.20%	0.28%	0.23%
Net assets at end of period (000)	$5,928,487	$4,210,957	$4,492,146	$5,041,045	$4,238,284	$7,493,397
Ratio of expenses to average net assets	0.02%	0.02%	0.01%	0.01%	0.02%	0.02%
Ratio of net investment income to average net assets	0.52%	0.24%	0.19%	0.21%	0.28%	0.23%
Ratio of expenses to average net assets (excluding waivers)	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets (excluding waivers)	0.52%	0.24%	0.18%	0.20%	0.28%	0.23%

[1]	All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST	2016 Semiannual Report 12

Notes to Financial Statements (unaudited as of June 30, 2016), all dollars and shares are rounded to thousands (000)

1 > Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The trust has established a series of shares representing beneficial interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7 of the Act. The portfolio commenced operations on April 1, 2006. The trust is an investment company and applies specialized accounting and reporting under Accounting Standards Codifications Topic 946, Financial Services – Investment Companies. The trust was an investment company at all times during the period.

The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolio are as follows:

SECURITY VALUATIONS – Investment securities held in the portfolio are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the fair values of the securities held in the portfolio are determined using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the investment advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the investment advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees (the “trustees”). Investments in other money market funds are valued at their respective net asset values on the valuation date. Investments that are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will determine what action, if any, to take. During the six-month period ended June 30, 2016, the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio did not exceed 0.25%.

U.S. generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7 of the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures approved by the trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 13

Notes to Financial Statements (unaudited as of June 30, 2016), all dollars and shares are rounded to thousands (000)

As of June 30, 2016, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$1,713,668	$—	$1,713,668
Asset Backed Commercial Paper	—	915,798	—	915,798
Financial Company Commercial Paper	—	789,379	—	789,379
Variable Rate Demand Notes	—	685,582	—	685,582
Other Repurchase Agreements	—	549,000	—	549,000
U.S. Government Agency Repurchase Agreements	—	400,000	—	400,000
Non-Financial Company Commercial Paper	—	382,352	—	382,352
Other Instruments	—	210,508	—	210,508
U.S. Treasury Repurchase Agreements	—	107,500	—	107,500
Investment Companies	225,547	—	—	225,547
Total Investments	$225,547	$5,753,787	$—	$5,979,334

During the six-month period ended June 30, 2016, there were no transfers between fair value levels and the portfolio did not hold any securities deemed to be level 3 during the period ended.

ILLIQUID OR RESTRICTED SECURITIES – A security or other asset may be considered illiquid if it lacks a readily available market. Securities or other assets are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities or other assets may be valued under methods approved by the trustees as reflecting fair value. The portfolio intends to invest no more than 5% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities or other assets. As of June 30, 2016, the portfolio had investments in illiquid securities with a total value of $220,000 or 3.7% of total net assets.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES – The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended.

As of June 30, 2016, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized capital gains (losses) may differ for financial reporting and tax purposes because of temporary or permanent book/tax differences. In addition, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the six-month period ended June 30, 2016 and the fiscal year ended December 31, 2015 (adjusted by dividends payable as of June 30, 2016 and December 31, 2015), were as follows:

MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 14

Notes to Financial Statements (unaudited as of June 30, 2016), all dollars and shares are rounded to thousands (000)

	Six-Month Period Ended 6/30/16	Fiscal Year Ended 12/31/15
Ordinary Income	$13,704	$11,479
Total Distributions	$13,704	$11,479

As of December 31, 2015, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Amount
Undistributed Ordinary Income	$1,347
Accumulated Capital and Post-October Losses	(5,355)
Total Accumulated Deficit	$(4,008)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to dividends payable as of December 31, 2015.

Under the Regulated Investment Company Modernization Act of 2010, the portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of December 31, 2015, the portfolio had a capital loss carry forward of $5,355, which if not offset by subsequent capital gains, will expire in the fiscal year ending December 31, 2018. During the fiscal year ended December 31, 2015, the portfolio utilized $15 of capital loss carryforwards.

On January 22, 2016, Form N-CR was filed with the SEC to report that an affiliate of the portfolio’s advisor made a capital contribution to the portfolio in the amount of $4,643 in order to offset historical capital losses. The amount of the contribution was equal to the difference between the portfolio’s net assets and the net asset value of shares outstanding on the contribution date. The contribution was recognized by the portfolio as a capital gain, which, for tax purposes, will be offset by outstanding capital loss carryforwards.

REPURCHASE AGREEMENTS – The portfolio may purchase eligible securities in repurchase agreement transactions with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the counterparty’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio for the eligible securities plus interest negotiated on the basis of current short-term rates.

The counterparty in a repurchase agreement transaction must transfer to the portfolio’s custodian or sub-custodian eligible securities with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. Provisions of the repurchase agreements ensure that the value of the eligible securities, including accrued interest thereon, remains at least equal to the repurchase price. The eligible securities are held in accounts with the custodian or sub-custodian until the respective agreements mature.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the portfolio to receive less than the full repurchase price.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount(1)
Description
Repurchase
Agreements	$1,056,500	$ -	$1,056,500	$ -	$(1,056,500)	$ -
	$1,056,500	$ -	$1,056,500	$ -	$(1,056,500)	$ -

(1) Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 15

Notes to Financial Statements (unaudited as of June 30, 2016), all dollars and shares are rounded to thousands (000)

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Total
Repurchase Agreements
U.S. Government Agency	$400,000	$—	$—	$400,000
U.S. Treasury	107,500	—	—	107,500
Other	329,000	—	220,000	549,000
Total Borrowings	$836,500	$—	$220,000	$1,056,500

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the portfolio, along with other registered investment companies advised by U.S. Bancorp Asset Management, Inc. (“USBAM”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the six-month period ended June 30, 2016.

JOINT TRANSACTIONS – Pursuant to an exemptive order issued by the SEC, the portfolio, along with other registered investment companies advised by USBAM, may enter into certain short-term investments and repurchase agreements on a joint basis.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated portfolio related events and transactions that occurred subsequent to June 30, 2016 through the date of issuance of the portfolio’s financial statements.

3 > Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR – Pursuant to an investment advisory agreement, USBAM manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. USBAM does not charge an investment advisory fee for its investment advisory services to the portfolio.

ADMINISTRATOR – Pursuant to an administration agreement, USBAM provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. USBAM receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses.

CUSTODIAN – Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred (if any).

4 > Investment Security Transactions

During the six-month period ended June 30, 2016, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

5 > Indemnifications

The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6 > Primary Fund Redemption

On September 16, 2008, the portfolio redeemed at a net asset value of $1.00 per share, 557,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to such redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the SEC granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. Since that time, the portfolio has received periodic payments from the Primary Fund and on December 30, 2014, received a final payment. From redemption date through the final payment, the portfolio

MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 16

Notes to Financial Statements (unaudited as of June 30, 2016), all dollars and shares are rounded to thousands (000)

received total redemption proceeds of $552,163 from the Primary Fund. No redemption proceeds were received during the fiscal year ended June 30, 2016.

7 > Recent Regulatory Changes

On July 23, 2014, the SEC voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect until October 2016. The most significant change is a requirement that institutional prime money market funds, such as the portfolio, move to a floating net asset value. These funds will also be subject to liquidity fees and redemption gates. The portfolio’s management continues to evaluate the impact of these regulatory changes on the portfolio.

MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 17

Notice to SHAREHOLDERS June 30, 2016 (Unaudited)

HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-4088 and on the SEC’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-4088 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

APPROVAL OF THE TRUST’S INVESTMENT ADVISORY AGREEMENT

The board of trustees of the portfolio (the “board”), which is composed entirely of independent trustees, oversees the management of the portfolio and, as required by law, determines annually whether to renew the portfolio’s advisory agreement with U.S. Bancorp Asset Management, Inc. (“USBAM”).

At a meeting on June 8, 2016, the board considered information relating to the portfolio’s investment advisory agreement with USBAM (the “Agreement”). In advance of the meeting, the board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. At that meeting, the board concluded its consideration of and approved the Agreement through June 30, 2017.

In considering the Agreement, the board, advised by independent legal counsel, reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of USBAM’s services to the portfolio, (2) the investment performance of the portfolio, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the portfolio, and (4) other benefits that accrue to USBAM through its relationship with the portfolio. When reviewing and approving investment company advisory contracts, boards of trustees generally also consider the extent to which economies of scale will be realized as the investment company grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The board noted, however, that because USBAM does not charge advisory fees for the management of the portfolio, a consideration of economies of scale was not relevant to its evaluation of the Agreement. In its deliberations, the board did not identify any single factor which alone was responsible for the board’s decision to approve the Agreement.

Before approving the Agreement, the independent trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the board concluded that the Agreement is fair and in the best interests of the shareholders of the portfolio. In reaching its conclusions, the board considered the following:

Nature, Quality, and Extent of Investment Advisory Services

The board examined the nature, quality, and extent of the services provided by USBAM to the portfolio. The board reviewed USBAM’s key personnel who provide investment management services to the portfolio as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for the portfolio within the framework of the portfolio’s investment policies and restrictions, subject to review by the board. The board further considered that USBAM’s duties with respect to the portfolio include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the portfolio’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the portfolio, including the portfolio’s custodian. Finally, the board considered USBAM’s representation that the services provided by USBAM under the Agreement are the types of services customarily provided by investment advisers in the fund industry. The board also considered compliance reports about USBAM from the portfolio’s Chief Compliance Officer.

Based on the foregoing, the board concluded that the portfolio is likely to benefit from the nature, quality, and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Portfolio

The board considered the performance of the portfolio on a gross and net-of-expenses basis, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”). The board considered that, on a gross-of-expenses basis, the portfolio outperformed its performance universe over

MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 18

Notice to SHAREHOLDERS June 30, 2016 (Unaudited)

the one- and three-year periods and was equal to its performance universe median over the five-year period ended February 29, 2016. The board also considered that the portfolio outperformed its performance universe median on a net-of-expenses basis for the one-, three- and five-year periods ended February 29, 2016. In light of the foregoing, the board concluded that it would be in the interest of the portfolio and its shareholders to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The board examined USBAM’s costs in serving as the portfolio’s investment manager, including the costs associated with the personnel and systems necessary to manage the portfolio. The board also considered the profitability of USBAM and its affiliates resulting from their relationship with the portfolio. The board compared fee and expense information for the portfolio to fee and expense information for comparable funds managed by other advisers. The board also reviewed advisory fees for other funds advised by USBAM and for private accounts managed by USBAM.

The board noted that USBAM does not receive an advisory fee from the portfolio. Nevertheless, the board considered information provided by an independent data service, so as to compare the portfolio’s total expense ratio to the median total expense ratio of comparable funds. The board noted that the portfolio’s total expense ratio is lower than its peer group median total expense ratio. The board concluded that the total expense ratio is reasonable in light of the services provided.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the portfolio, the board noted that USBAM and certain of its affiliates serve the portfolio in various capacities, including as investment advisor, administrator, transfer agent and custodian. The board considered that USBAM receives compensation for the administrative and transfer agency services it provides, but that no other fees are charged to the portfolio by USBAM or its affiliates. The board considered that each service provided to the portfolio by USBAM or one of its affiliates is pursuant to a written agreement, which the board evaluates periodically as required by law.

After full consideration of these factors, the board concluded that approval of the Agreement was in the interest of the portfolio and its shareholders.

MOUNT VERNON SECURITIES LENDING TRUST 2016 Semiannual Report 19

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11—Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1) Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:

/s/ Eric J. Thole

Eric J. Thole

President

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Eric J. Thole

Eric J. Thole

President

Date: August 29, 2016

By:

/s/ Jill M. Stevenson

Jill M. Stevenson

Treasurer

Date: August 29, 2016